Notes Payable, Net (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Short-term Debt [Line Items]
Total Principal Outstanding	$ 2,016,510	$ 2,000,000	$ 3,000,000
Unamortized Deferred Debt	(106,886)	(455,935)	(165,841)
Unamortized Deferred Debt Issuance Costs	(39,466)	(168,345)	(243,055)
Notes Payable, Net	1,897,599	1,853,648	2,375,720
Notes Payable, current portion	4,926
Notes Payable, Net of discounts and current portion	1,892,673	1,853,648	2,375,720
Total	1,897,599	1,853,648	2,375,720
Senior Unsecured Note [Member]
Short-term Debt [Line Items]
Total Principal Outstanding	2,000,000	$ 2,000,000	$ 3,000,000
Unamortized Deferred Debt				$ (830,018)
Vehicle [Member]
Short-term Debt [Line Items]
Total Principal Outstanding	$ 16,510